Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 4,288	$ 4,060
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	90	92
Net interest expense (income)	2	5
Administrative expense	3	4
Defined benefit pension expense	95	101
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	66	63
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	161	164
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	11	11
Net interest expense (income)	14	15
Remeasurements of other long term benefits	1	4
Defined benefit pension expense	26	30
Total pension and other post-employment benefit expense	$ 26	$ 30